LEASES (Details Narrative) - USD ($)	1 Months Ended			12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating lease, term of contract	12 months	12 months	12 months
Lease expiration date	Nov. 01, 2024	Nov. 01, 2023	Oct. 31, 2022
Rent expense				$ 101,000	$ 118,000